Taxation (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effects of the tax incentive and holidays
Effect of tax incentive and holiday	105,263,201	182,757,137	164,043,428
Basic net earnings per ordinary share effect (in chinese yuan per share)	0.44	0.75	0.66